Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)	12 Months Ended
Dec. 31, 2018
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)
TRANSFERS AND SERVICING OF FINANCIAL ASSETS (INCLUDING MORTGAGE BANKING ACTIVITY)
Commercial Banking Activity
The unpaid principal balances of loans serviced for others were $1.6 billion and $1.3 billion at December 31, 2018 and 2017, respectively. Custodial escrow balances maintained in connection with the foregoing portfolio of loans serviced for others, and included in demand deposits, were not significant at December 31, 2018 and 2017.
Mortgage Banking Activity
IBERIABANK through one of its reportable segments, Mortgage, originates mortgage loans for sale into the secondary market. The loans originated primarily consist of residential first mortgages that conform to standards established by the GSEs, but can also consist of junior lien loans secured by residential property. These sales are primarily to private companies that are unaffiliated with the GSEs on a servicing-released basis. Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2018	2017	2016
Balance at beginning of period	$134,916	$157,041	$166,247
Originations and purchases	1,469,847	1,844,358	2,460,033
Sales, net of gains	(1,498,386)	(1,859,565)	(2,451,459)
Mortgage loans transferred from (transferred to) held for investment	1,058	(6,918)	(14,017)
Other	299	—	(3,763)
Balance at end of period	$107,734	$134,916	$157,041

The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2018	2017	2016
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$6,490	$(7,047)	$1,361
Derivative settlements, net	(4,039)	1,229	(6,640)
Gains on sales	42,887	68,255	87,925
Servicing and other income, net	1,339	1,133	1,207
Other losses	(253)	—	—
	$46,424	$63,570	$83,853

Servicing Rights
Servicing rights are recorded at the lower of cost or market value in “other assets” on the Company's consolidated balance sheets and amortized over the remaining servicing life of the loans, with consideration given to prepayment assumptions. Mortgage servicing rights had the following carrying values as of the periods indicated:

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
(Dollars in thousands)
Mortgage servicing rights	$13,612	$(4,806)	$8,806	$9,588	$(3,931)	$5,657

In addition, there was an insignificant amount of non-mortgage servicing rights related to SBA loans as of December 31, 2018 and 2017.